Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022
Accounting Policies [Line Items]
Advertising and marketing expense	¥ 508,337	¥ 315,716	¥ 107,575
Foreign exchange translation rate	7.2993
VAT are included in net revenues	¥ 5,098,000	4,173,000	3,551,000
Incentive costs	¥ 190,195	¥ 63,659	785
Operating lease weighted average remaining lease term	1 year 11 months 8 days	2 years 10 months 9 days
Revenue Recognized	¥ 548,917	¥ 462,080
Amortization expense of land use rights	¥ 1,012	¥ 1,012	¥ 675
Segment Reporting, Expense Information Used by CODM, Description	On November 27, 2023, the FASB issued ASU 2023-07, under which all public entities that are required to report segment information in accordance with Topic 280 are required to disclose significant segment expenses by reportable segment if they are regularly provided to the CODM and included in each reported measure of segment profit or loss.
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Group’s CODM manages the Company’s business activities as a single operating and reportable segment at the consolidated level. Accordingly, the Group’s CODM uses consolidated net income to measure segment profit or loss, allocate resources and assess performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Land Use Rights [Member]
Accounting Policies [Line Items]
Lessee operating lease term of contract				50 years
Operating lease weighted average remaining lease term	47 years 4 months 24 days
Value Added Tax Rate Percentage One [Member]
Accounting Policies [Line Items]
Value added tax rate	6.00%
Value Added Tax Rate Percentage Two [Member]
Accounting Policies [Line Items]
Value added tax rate	9.00%
Value Added Tax Rate Percentage Three [Member]
Accounting Policies [Line Items]
Value added tax rate	13.00%
Sales Revenue Net [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	55.00%	69.00%	84.00%
Assets [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	8.00%	12.00%
Liabilities, Total [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	66.00%	72.00%